GENERAL (Details1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per share from continuing operations attributable to Pointer Telocation Ltd's shareholders:
Basic net earnings per share	$ 1.81	$ 1.14	$ 0.35
Diluted net earnings per share	$ 1.74	$ 1.10	$ 0.35
Pointer Brazil [Member]
Business Acquisition [Line Items]
Revenues		$ 104,238	$ 91,414
Net income		$ 6,269	$ 1,763
Earnings per share from continuing operations attributable to Pointer Telocation Ltd's shareholders:
Basic net earnings per share		$ 1.13	$ 0.35
Diluted net earnings per share		$ 1.10	$ 0.35